Operations and principal activities - Consolidated financial statements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operations and Reorganization
Net cash generated from/(used in) operating activities	¥ 84,287	$ 13,226	¥ 179,180	¥ 383,822
Acquisitions of business combination, net of cash acquired	636,872	99,939	40,911
Net cash used in investing activities	339,822	53,326	123,845	(1,335,013)
Proceeds from initial public offering, net of issuance cost				1,266,577
Net cash provided by/(used in) financing activities	(216,743)	(34,012)	(5,804)	1,268,396
Net increase in cash, cash equivalents and restricted cash	198,124	$ 31,090	244,500	337,802
VIEs and VIEs Subsidiaries
Operations and Reorganization
Inter-company payments related to service fee	(846,063)		(148,574)	(381,190)
Others operating activities with external parties	538,711		428,307	542,274
Net cash generated from/(used in) operating activities	(307,352)		279,733	161,084
Purchase of short-term investments	(40,000)		(354,235)	(260,000)
Proceeds from maturities of short-term investments	110,000		403,000	200,000
Acquisitions of business combination, net of cash acquired	(902)
Loans to Group companies	(164,000)			(1,500)
Repayments from Group companies	82,006			1,500
Other investing activities with external parties	(26,244)		(196,768)	(55,497)
Net cash used in investing activities	(39,140)		(148,003)	(115,497)
Borrowings under loan from Group companies	289,903
Repayments to borrowings under loan from Group companies	(68,677)
Proceeds from initial public offering, net of issuance cost				(6,283)
Other financing activities with external parties			(6,500)
Net cash provided by/(used in) financing activities	221,226		(6,500)	(6,283)
Net increase in cash, cash equivalents and restricted cash	¥ (125,266)		¥ 125,230	¥ 39,304